U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

January 29, 2010

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
on behalf of Stephens Small Cap Growth Fund and
Stephens Mid Cap Growth Fund (the “Funds”)

Dear Sir or Madam:

Transmitted herewith, on behalf of the Funds is Post-Effective Amendment No. 368 to the Trust’s Registration Statement on Form N-1A (“the Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 369 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).  This Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 for the purpose of conforming the Funds’ Prospectuses to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.  Because the changes to the Prospectuses were significant, we believe that filing a marked version of the Prospectuses to show changes would not be beneficial in your review.  Accordingly, the Prospectuses have not been “R” tagged.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing shall become effective 60 days after filing.  At or before the 60 day effective date, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to add the audited financial statements and certain related financial information for the fiscal year ended November 30, 2009, incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding this filing, please call the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
for U.S. Bancorp Fund Services, LLC

Enclosures